14. Shareholder's Equity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Shareholders' equity
Outstanding shares, Beginning	5,813,785	890,837
Conversion of Series E Preferred to common stock		1,575,000
Shares issued for acquisition of Canterbury and Hygeia		1,150,116
Conversion of warrants to common stock		1,023,264
Conversion of debt to common stock		576,331
Issuance of shares for advisory agreements		243,250
Issuance of shares to third party for assumption of liabilities	150,000	200,000
Issuance of common stock for cash		142,501
Other		12,486
Shares issued for acquisition of Paloma	2,500,000
Shares issued for acquisition of VasculoMedics	220,000
Outstanding shares, Ending	8,683,785	5,813,785